Long-term investment (Details)	1 Months Ended				6 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)
Long-term investment
Balance as of March 31, 2022					$ 14,956,443
Share of Loss of Equity method investees					(104,354)
Foreign currency translation adjustments					(1,578,728)
Balance as of September 30, 2022					13,273,361
Medical Star
Long-term investment
Balance as of March 31, 2022					282,545
Investments made			$ 281,698	¥ 2,000,000
Share of Loss of Equity method investees					(19,296)
Foreign currency translation adjustments					(29,061)
Balance as of September 30, 2022					234,188
Fujian Fishery
Long-term investment
Balance as of March 31, 2022					14,673,898
Investments made	$ 13,241,558	¥ 94,012,410
Share of Loss of Equity method investees					(85,058)
Foreign currency translation adjustments					(1,549,667)
Balance as of September 30, 2022					$ 13,039,173